OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [text block] [Abstract]
Schedule of Assumptions for Other Provisions

The Group	Provisions for financial commitments and guarantees	Payment protection insurance	Other regulatory provisions	Other	Total
	£m	£m	£m	£m	£m
At 1 January 2020	173	1,874	395	696	3,138
Exchange and other adjustments	—	—	2	—	2
Provisions applied	—	(1,700)	(465)	(190)	(2,355)
Charge for the year	253	85	329	270	937
At 31 December 2020	426	259	261	776	1,722

The Bank	Provisions for financial commitments and guarantees	Payment protection insurance	Other regulatory provisions	Other	Total
	£m	£m	£m	£m	£m
At 1 January 2020	90	622	161	563	1,436
Exchange and other adjustments	—	—	4	2	6
Provisions applied	—	(726)	(233)	(148)	(1,107)
Charge for the year	155	169	143	166	633
At 31 December 2020	245	65	75	583	968